Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	11. DERIVATIVE FINANCIAL INSTRUMENTSa) Use of derivatives
Santander UK undertakes derivative activities primarily to provide customers with risk management solutions and to manage and hedge its own risks. These derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions used to achieve this where necessary. When entering into derivatives, Santander UK employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.
b) Analysis of derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2023			2022
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	12,927	92	217	14,006	315	281
Interest rate contracts	28,351	389	583	31,135	465	754
Equity and credit contracts	765	133	20	902	130	25
Total derivatives held for trading	42,043	614	820	46,043	910	1,060
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,145	29	2	538	12	4
Interest rate contracts	107,540	1,275	839	77,748	1,777	403
	108,685	1,304	841	78,286	1,789	407
Designated as cash flow hedges:
Exchange rate contracts	21,618	1,008	289	26,035	1,717	186
Interest rate contracts	50,896	553	915	26,108	164	1,471
	72,514	1,561	1,204	52,143	1,881	1,657
Total derivatives held for hedging	181,199	2,865	2,045	130,429	3,670	2,064
Derivative netting(1)	—	(2,047)	(2,047)	—	(2,173)	(2,173)
Total derivatives	223,242	1,432	818	176,472	2,407	951
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
472m (2022: 1,368m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was 12m (2022: 70m).
At 31 December 2023, the fair value of derivative assets included amounts due from Banco Santander group entities of £762m (2022: £1,319m) and the fair value of derivative liabilities included amounts due to Banco Santander group entities of £230m (2022: £207m).
For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 40.
The table below analyses the notional and fair values of derivatives by trading and settlement method.

Notional
	Traded over the counter			Asset		Liability
	Settled by central counterparties	Not settled by central counterparties	Total		Traded over the counter		Traded over the counter
2023	£m	£m	£m		£m		£m
Exchange rate contracts	—	35,690	35,690		1,129		508
Interest rate contracts	174,460	12,327	186,787		170		290
Equity and credit contracts	—	765	765		133		20
	174,460	48,782	223,242		1,432		818

2022
Exchange rate contracts	—	40,579	40,579		2,044		471
Interest rate contracts	124,638	10,353	134,991		233		455
Equity and credit contracts	—	902	902		130		25
	124,638	51,834	176,472		2,407		951
c) Analysis of derivatives designated as hedges
Santander UK applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk are managed but not hedged. For interest rate hedges, the designated hedged risk is determined with reference to the underlying benchmark rate.
Fair value hedges
Portfolio hedges of interest rate risk
Santander UK holds portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.
The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in the fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps.
Micro hedges of interest rate risk and foreign currency risk
Santander UK accesses international markets to obtain funding, to issue fixed rate debt or to invest in fixed rate debt of other issuers as part of maintaining a portfolio of HQLA (High Quality Liquid Assets) in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.
The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.
Cash flow hedges
Hedges of interest rate risk
Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or BoE base rate. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.
Hedges of foreign currency risk
As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, Santander
UK also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY and CHF.
Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.
The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the foreign exchange contracts (spot, forward and swaps) or cross currency swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.
Possible sources of hedge ineffectiveness
For both fair value and cash flow hedges, hedge ineffectiveness can arise from hedging derivatives with a non-zero fair value at the date of initial designation. In addition, for:
Fair value hedges
Hedge ineffectiveness can also arise due to differences in discounting between the hedged item and the hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps discount curves not applied to the hedged item; and where counterparty credit risk impacts the fair value of the derivative but not the hedged item. For portfolio hedges of interest rate risk, it can also arise due to differences in the expected and actual volume of prepayments.
Cash flow hedges
Hedge ineffectiveness can also arise due to differences in the timing of cash flows between the hedged item and the hedging instrument. For micro hedges of interest rate risk, it can also arise due to differences in the basis of cash flows between the hedged item and the hedging instrument.
Maturity profile and average price/rate of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2023	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	3,612	7,141	32,241	60,590	3,008	106,592
	Average fixed interest rate - GBP	2.38%	3.19%	3.42%	3.90%	3.99%
	Average fixed interest rate - EUR	1.14%	0.18%	0.45%	0.21%	3.92%
	Average fixed interest rate - USD	2.60%	2.46%	4.23%	1.36%	4.91%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	18	—	1,041	86	1,145
	Interest rate contracts - Nominal amount (£m)	—	18	—	844	86	948
	Average GBP - EUR exchange rate	—	1.11	—	1.16	1.15
	Average GBP - USD exchange rate	—	—	—	1.32	—
	Average fixed interest rate - EUR	—	—	—	2.77%	3.48%
	Average fixed interest rate - USD	—	—	—	4.83%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts – Nominal amount (£m)	911	2,993	12,770	27,721	1,219	45,614
	Average fixed interest rate - GBP	5.06%	2.98%	5.39%	3.83%	3.45%
FX risk	Exchange rate contracts - Nominal amount (£m)	927	3,238	2,692	9,447	588	16,892
	Interest rate contracts - Nominal amount (£m)	—	2,199	—	—	942	3,141
	Average GBP - JPY exchange rate	154.14	153.95	167.85	—	—
	Average GBP - CHF exchange rate	1.09	1.09	1.09	1.12	1.12
	Average GBP - EUR exchange rate	—	1.20	1.17	1.18	—
	Average GBP - USD exchange rate	—	1.39	—	1.28	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	87	785	500	2,896	458	4,726
	Interest rate contracts - Nominal amount (£m)	—	—	—	1,975	166	2,141
	Average GBP - EUR exchange rate	1.18	—	1.25	1.20	1.19
	Average GBP - USD exchange rate	—	1.66	—	1.38	1.54
	Average fixed interest rate - GBP	2.57%	2.54%	2.96%	2.31%	4.74%

2022
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	2,210	4,468	21,678	45,314	3,808	77,478
	Average fixed interest rate - GBP	2.58%	0.88%	0.56%	2.07%	3.78%
	Average fixed interest rate - EUR	1.77%	1.60%	0.77%	0.28%	3.09%
	Average fixed interest rate - USD	1.35%	3.47%	3.51%	2.00%	4.92%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	66	465	7	538
	Interest rate contracts - Nominal amount (£m)	—	—	—	263	7	270
	Average GBP - EUR exchange rate	—	—	1.20	1.16	1.10
	Average GBP - USD exchange rate	—	—	—	1.19	—
	Average fixed interest rate - EUR	—	—	3.42%	2.06%	—
	Average fixed interest rate - USD	—	—	—	4.63%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,042	2,191	1,940	13,197	1,076	19,446
	Average fixed interest rate - GBP	1.77%	2.29%	1.98%	2.35%	1.84%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,301	3,135	2,381	10,606	1,163	19,586
	Interest rate contracts - Nominal amount (£m)	415	—	—	2,325	997	3,737
	Average GBP - JPY exchange rate	—	157.45	160.04	—	—
	Average GBP - CHF exchange rate	—	1.13	—	—	—
	Average GBP - EUR exchange rate	—	—	1.12	1.18	1.17
	Average GBP - USD exchange rate	1.22	1.25	1.17	1.31	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,173	4,626	650	6,449
	Interest rate contracts - Nominal amount (£m)	—	—	585	2,132	208	2,925
	Average GBP - EUR exchange rate	—	—	1.19	1.21	1.20
	Average GBP - USD exchange rate	—	—	1.60	1.50	1.54
	Average fixed interest rate - GBP	—	—	3.27%	2.58%	4.59%
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2023	2022	2021
	£m	£m	£m
Fair value hedging:
(Losses)/gains on hedging instruments	(1,879)	2,381	852
Gains/(losses) on hedged items attributable to hedged risks	1,896	(2,316)	(800)
Fair value hedging ineffectiveness	17	65	52
Cash flow hedging ineffectiveness	2	(36)	(39)
	19	29	13
Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2023			2022			2021
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
Fair value hedges:	£m	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risk	(1,865)	1,877	12	2,392	(2,333)	59	874	(834)	40
Interest rate/FX risk	(14)	19	5	(11)	17	6	(22)	34	12
	(1,879)	1,896	17	2,381	(2,316)	65	852	(800)	52

					Group
		Hedging Instruments		Recognised in Income Statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
Cash flow hedges:		£m	£m	£m	£m
2023
Interest rate risk	Net interest income	466	(445)	21	(469)
FX risk	Net interest income/other operating income	(396)	377	(19)	(392)
Interest rate/FX risk	Net interest income/other operating income	(237)	237	—	(387)
		(167)	169	2	(1,248)
2022
Interest rate risk	Net interest income	(1,161)	1,160	(1)	(96)
FX risk	Net interest income/other operating income	1,604	(1,604)	—	1,692
Interest rate/FX risk	Net interest income/other operating income	(54)	19	(35)	533
		389	(425)	(36)	2,129
2021
Interest rate risk	Net interest income	(317)	305	(12)	73
FX risk	Net interest income/other operating income	(54)	54	—	(158)
Interest rate/FX risk	Net interest income/other operating income	(541)	514	(27)	(273)
		(912)	873	(39)	(358)
In 2023, cash flow hedge accounting of £nil (2022: £nil) had to cease due to the hedged cash flows no longer being expected to occur.
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2023	2022
	£m	£m
Balance at 1 January	(1,575)	129
Effective portion of changes in fair value:
– Interest rate risk	445	(1,160)
– Foreign currency risk	(377)	1,604
– Interest rate/foreign currency risk	(237)	(19)
	(169)	425
Income statement transfers:
– Interest rate risk	469	96
– Foreign currency risk	392	(1,692)
– Interest rate/foreign currency risk	387	(533)
	1,248	(2,129)
Balance at 31 December	(496)	(1,575)
Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2023					2022
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffective ness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiven ess
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	73,194	—	(625)	(435)	1,968	60,783	—	(2,640)	(653)	(2,707)
Other financial assets at amortised cost	152	1	(8)	(8)	5	156	—	(12)	2	(14)
Reverse repurchase agreements – non trading	6,186	—	—	—	4	4,045	—	(5)	(1)	—
Other financial assets at FVOCI	2,013	(113)	—	(131)	82	2,325	(200)	—	35	(227)
Deposits by customers	(15,892)	38	(10)	—	(53)	(1,739)	24	5	—	33
Deposits by banks	—	—	—	—	—	—	—	—	—	—
Debt securities in issue	(4,091)	118	(75)	(114)	(128)	(4,735)	321	(94)	(172)	528
Subordinated liabilities	(522)	(27)	(1)	(42)	(1)	(250)	(27)	(6)	(63)	54
Interest rate/FX risk:
Other financial assets at FVOCI	989	4	—	—	12	237	(21)	—	1	(9)
Debt securities in issue	(214)	(14)	—	(24)	8	(290)	(18)	—	(37)	27
Subordinated liabilities	—	—	—	—	(1)	1	1	—	1	(1)
	61,815	7	(719)	(754)	1,896	60,533	80	(2,752)	(887)	(2,316)

						Group
			2023			2022
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	(163)	(462)	1	935	(1,010)	(1)
Cash and balances at central banks	(281)	99	(76)	233	(274)	(106)
Deposits by banks	(1)	(1)	—	(8)	7	—
FX risk:
Other financial assets at FVOCI	(253)	1	—	—	(6)	—
Not applicable – highly probable forecast transactions	88	1	—	(349)	2	—
Deposits by customers	(33)	—	—	(167)	(2)	—
Debt securities in issue	617	(9)	—	(1,051)	(17)	(2)
Repurchase agreements - non trading	(42)	—	—	(37)	—	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	99	(75)	—	56	(170)	(3)
Deposits by customers	94	(39)	—	—	(74)	—
Subordinated liabilities/loans and advances to customers	44	(11)	52	(37)	(31)	77
	169	(496)	(23)	(425)	(1,575)	(35)